                                                                     PROSPECTUS
                                                               February 1, 2005
Seligman
Municipal Funds
          Seeking Income Exempt From Regular Income Tax

.. Seligman Municipal Fund Series, Inc.

.. Seligman Municipal Series Trust

.. Seligman New Jersey Municipal Fund, Inc.

.. Seligman Pennsylvania Municipal Fund Series
The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

MUNI-1 2/2005
                                  managed by

                                  [LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Table of Contents

THE FUNDS
A discussion of the investment strategies, risks, performance and expenses of the Funds.
      Overview of the Funds.............................................................   1
      National Fund.....................................................................   4
      California High-Yield Fund........................................................   7
      California Quality Fund...........................................................  10
      Colorado Fund.....................................................................  13
      Florida Fund......................................................................  16
      Georgia Fund......................................................................  19
      Louisiana Fund....................................................................  22
      Maryland Fund.....................................................................  25
      Massachusetts Fund................................................................  28
      Michigan Fund.....................................................................  31
      Minnesota Fund....................................................................  34
      Missouri Fund.....................................................................  37
      New Jersey Fund...................................................................  40
      New York Fund.....................................................................  43
      North Carolina Fund...............................................................  46
      Ohio Fund.........................................................................  49
      Oregon Fund.......................................................................  52
      Pennsylvania Fund.................................................................  55
      South Carolina Fund...............................................................  58
      Management of the Funds...........................................................  61
SHAREHOLDER INFORMATION
      Deciding Which Class of Shares to Buy.............................................  65
      Pricing of Fund Shares............................................................  69
      Opening Your Account..............................................................  70
      How to Buy Additional Shares......................................................  71
      How to Exchange Shares Among the Seligman Mutual Funds............................  71
      How to Sell Shares................................................................  72
      Important Policies That May Affect Your Account...................................  73
      Frequent Trading of Fund Shares...................................................  74
      Dividends and Capital Gain Distributions..........................................  75
      Taxes.............................................................................  76
FINANCIAL HIGHLIGHTS....................................................................  77
HOW TO CONTACT US....................................................................... 106
FOR MORE INFORMATION............................................................. back cover

The Funds

Overview of the Funds

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series, Inc. offers the following 13 Funds:

NATIONAL FUND              MINNESOTA FUND
COLORADO FUND              MISSOURI FUND
GEORGIA FUND               NEW YORK FUND
LOUISIANA FUND             OHIO FUND
MARYLAND FUND              OREGON FUND
MASSACHUSETTS FUND         SOUTH CAROLINA FUND
MICHIGAN FUND

Seligman Municipal Series Trust offers the following four Funds:

CALIFORNIA HIGH-YIELD FUND FLORIDA FUND
CALIFORNIA QUALITY FUND    NORTH CAROLINA FUND

Seligman New Jersey Municipal Fund, Inc. (NEW JERSEY FUND)

Seligman Pennsylvania Municipal Fund Series (PENNSYLVANIA FUND)

INVESTMENT OBJECTIVES

Each Fund has its own investment objective. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no guarantee that the Funds will achieve their objectives.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. This principal investment strategy is fundamental and may be changed only with shareholder approval. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.


  ALTERNATIVE MINIMUM TAX ("AMT"):

  A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.


Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its objective.

A Fund's investment objective may be changed only with shareholder approval. Except as otherwise noted, the principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

PRINCIPAL RISKS

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the creditworthiness of a Fund's portfolio holdings, as described below:

Interest rate risk. Changes in market interest rates will affect the value of securities held by a Fund's investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the Fund's securities holdings. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, you should expect a Fund's net asset value to rise.

Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities periodically face budget shortfalls and other problems as a result of economic downturns. The failure to address these problems in a satisfactory manner could affect a state's or municipality's credit quality and result in downgrading or a decline in a security's market value. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include state or local legislation or policy changes, economic factors, natural disasters and the possibility of credit problems. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

PAST PERFORMANCE

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes due to their different fees and expenses.

FEES AND EXPENSES

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

DISCUSSIONS OF EACH FUND BEGIN ON PAGE 4.

National Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In respect of the National Fund's risks, please refer to the "Principal Risks" section on pages 2 and 3 of this Prospectus.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

National Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998    1999    2000   2001   2002   2003    2004
 ----   ----    ----   ----    ----    ----   ----   ----   -----   ----
20.10%  3.33%  10.38%  5.66%  -5.24%  12.33%  3.53%  6.65%  5.04%   3.36%


         Best calendar quarter return: 8.25% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.26% - quarter ended 12/31/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.54)% 5.10% 5.80%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.54)  5.10  5.80       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.45   5.04  5.71       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.44   4.98   n/a    3.29%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.44   5.18  5.37       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

National Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         381          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         284          569            980          2,127
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         282          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         184          569            980          2,127
                    ---------------------------------------------------------------------

California High-Yield Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California High-Yield Fund is subject to the following risks:

.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors including the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

.. Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the California High-Yield Funds' management fee to .40% per annum. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California High-Yield Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997    1998   1999    2000     2001   2002   2003    2004
------  -----  -----  -----  ------  ------   -----   -----  -----   ----
14.55%  5.52%  8.72%  6.18%  -5.26%  14.40%   4.60%   7.02%  4.63%   4.90%


         Best calendar quarter return: 6.48% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.34% - quarter ended 12/31/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.08)% 6.00% 5.88%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.29)  5.91  5.74       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  1.48   5.78  5.70       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.88   5.88   n/a    4.01%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.95   6.09  5.41       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

California High-Yield Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees/(2)/                                                                   .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .40%        .40%    .40%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.00%       1.90%   1.90%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
(2)Seligman, at its discretion, is waiving a portion of its management fee to limit the per annum management fee of the California High-Yield Fund to .40% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $572         $778         $1,001         $1,641
---------------------------------------------------------------------
Class C         390          691          1,116          2,300
---------------------------------------------------------------------
Class D         293          597          1,026          2,222
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $572         $778         $1,001         $1,641
---------------------------------------------------------------------
Class C         291          691          1,116          2,300
---------------------------------------------------------------------
Class D         193          597          1,026          2,222
---------------------------------------------------------------------

California Quality Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's Investors Service (Moody's) (Aaa, Aa, or A) or Standard & Poor's Ratings Services (S&P) (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California Quality Fund is subject to the following risk:

.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California Quality Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997   1998    1999    2000   2001    2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
19.79%  3.91%  8.80%  6.26%  -6.10%  16.27%  4.34%  7.16%   4.02%   4.20%


         Best calendar quarter return: 8.97% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.53% - quarter ended 6/30/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.69)% 6.04% 6.13%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.94)  5.94  5.97       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  1.09   5.79  5.90       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.26   5.93   n/a    4.06%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.29   6.13  5.67       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

California Quality Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .33%        .33%    .33%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .93%       1.83%   1.83%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         383          670          1,080          2,226
---------------------------------------------------------------------
Class D         286          576            990          2,148
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         284          670          1,080          2,226
---------------------------------------------------------------------
Class D         186          576            990          2,148
---------------------------------------------------------------------

Colorado Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Colorado Fund uses the following investment strategies to pursue its investment objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Colorado Fund is subject to the following risks:

.. Because the Fund invests primarily in securities of Colorado issuers, the Fund's performance may be affected by state or local legislation or policy changes, terrorist attacks, bankruptcy of United Airlines, long-term water availability, the possibility of declining housing prices, household debt burdens, state and local budgetary shortfalls and other economic factors.

.. Due to the current economic conditions in the State, together with the State's constitutionally mandated inability to increase taxes without voter approval and constitutionally mandated minimum increases in funding for elementary and secondary education, the State of Colorado once again faces difficult budget issues that must be resolved by the legislature. Local governments and state agencies and other instrumentalities may be adversely affected by the legislature's spending decisions. Colorado's constitutional and statutory restrictions on spending and taxes may adversely affect the ability of state and local governments to provide necessary services.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and beside the chart do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Colorado Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000   2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
13.96%  3.39%  7.52%  5.80%  -5.26%  12.92%  5.22%  7.66%   5.53%   4.26%


         Best calendar quarter return: 6.34% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.33% - quarter ended 12/31/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.66)% 6.03% 5.47%    n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.66)  6.02  5.45     n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.94   5.82  5.37     n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.40   5.91   n/a    4.08%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.33   6.10  5.00     n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Colorado Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .34%        .34%    .34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         384          673          1,086          2,237
---------------------------------------------------------------------
Class D         287          579            995          2,159
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         285          673          1,086          2,237
---------------------------------------------------------------------
Class D         187          579            995          2,159
---------------------------------------------------------------------

Florida Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Florida Fund is subject to the following risks:

.. The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

.. Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to .35% per annum. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Florida Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000   2001   2002    2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
16.67%  2.76%  9.33%  5.67%  -4.89%  14.41%  4.15%  7.67%   5.27%  3.27%


         Best calendar quarter return: 7.00% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.26% - quarter ended 3/31/96.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.61)% 5.85% 5.77%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.62)  5.82  5.64       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.32   5.66  5.57       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.50   5.89   n/a    4.17%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.50   6.09  5.49       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Florida Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees/(2)/                                                                   .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .39%        .39%    .39%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.14%       1.89%   1.89%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
(2)Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to .35% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $586         $820         $1,073         $1,795
---------------------------------------------------------------------
Class C         389          688          1,111          2,289
---------------------------------------------------------------------
Class D         292          594          1,021          2,212
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $586         $820         $1,073         $1,795
---------------------------------------------------------------------
Class C         290          688          1,111          2,289
---------------------------------------------------------------------
Class D         192          594          1,021          2,212
---------------------------------------------------------------------

Georgia Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Georgia Fund uses the following investment strategies to pursue its investment objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Georgia Fund is subject to the following risks:

.. Georgia's economy will be affected by trends in the trade, transportation and utilities, professional and business services, manufacturing, and education and health services as these industries, along with government, comprise the largest sources of employment within the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from of losses realized on the sale of Fund shares.

Georgia Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998   1999    2000    2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  ------  ------   ----
19.16%  3.86%  9.02%  5.94%  -5.04%  13.49%  3.02%   7.83%   5.02%   1.88%


         Best calendar quarter return: 7.71% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.21% - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.96)% 5.13% 5.71%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.96)  5.06  5.58       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.59   5.02  5.55       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (1.01)  5.01   n/a    3.34%
-------------------------------------------------------------------------------------------
CLASS D                                                     (0.02)  5.21  5.29       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Georgia Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .34%        .34%    .34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         384          673          1,086          2,237
---------------------------------------------------------------------
Class D         287          579            995          2,159
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         285          673          1,086          2,237
---------------------------------------------------------------------
Class D         187          579            995          2,159
---------------------------------------------------------------------

Louisiana Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Louisiana Fund uses the following investment strategies to pursue its investment objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Louisiana Fund is subject to the following risks:

.. Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Louisiana Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002  2003   2004
------  -----  -----  -----  ------  ------  -----  -----  -----  -----
17.10%  3.49%  8.45%  5.93%  -4.62%  12.70%  4.20%  8.50%  4.30%  3.52%


         Best calendar quarter return: 6.57% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.60% - quarter ended 9/30/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.37)% 5.54% 5.69%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.44)  5.48  5.56       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.53   5.39  5.53       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.50   5.38   n/a    3.81%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.60   5.63  5.26       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Louisiana Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         381          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         284          569            980          2,127
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         282          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         184          569            980          2,127
                    ---------------------------------------------------------------------

Maryland Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Maryland Fund uses the following investment strategies to pursue its investment objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Maryland Fund is subject to the following risks:

.. Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.

.. The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Maryland Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
16.84%  3.66%  8.09%  5.85%  -3.34%  11.25%  4.18%  7.60%   3.50%   4.12%


         Best calendar quarter return: 6.96% - quarter ended 3/31/95.

        Worst calendar quarter return: -1.73% - quarter ended 3/31/96.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.81)% 5.05% 5.54%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.91)  4.97  5.45       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.87   4.94  5.41       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.30   4.94   n/a    3.61%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.31   5.16  5.10       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Maryland Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .33%        .33%    .33%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .93%       1.83%   1.83%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         383          670          1,080          2,226
---------------------------------------------------------------------
Class D         286          576            990          2,148
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         284          670          1,080          2,226
---------------------------------------------------------------------
Class D         186          576            990          2,148
---------------------------------------------------------------------

Massachusetts Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Massachusetts Fund uses the following investment strategies to pursue its investment objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Massachusetts Fund is subject to the following risks:

.. Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Massachusetts Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997   1998    1999    2000    2001  2002    2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   ----
15.20%  4.14%  8.68%  6.55%  -6.73%  15.20%  4.39%  9.94%   5.26%   2.60%


         Best calendar quarter return: 6.45% - quarter ended 12/31/00.

        Worst calendar quarter return: -2.80% - quarter ended 9/30/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.30)% 6.33% 5.83%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.36)  6.32  5.70       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.13)  6.08  5.63       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.38)  6.23   n/a    4.16%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.57   6.43  5.38       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Massachusetts Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .29%        .29%    .29%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .89%       1.79%   1.79%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $562         $745         $  945         $1,519
---------------------------------------------------------------------
Class C         379          658          1,060          2,184
---------------------------------------------------------------------
Class D         282          563            970          2,105
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $562         $745         $  945         $1,519
---------------------------------------------------------------------
Class C         280          658          1,060          2,184
---------------------------------------------------------------------
Class D         182          563            970          2,105
---------------------------------------------------------------------

Michigan Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Michigan Fund uses the following investment strategies to pursue its investment objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Michigan Fund is subject to the following risks:

.. The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries may adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Michigan Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998   1999    2000    2001   2002    2003   2004
------  -----  -----  -----  ------  ------  -----  ------- ------  -----
15.78%  3.74%  8.73%  6.12%  -3.80%  12.89%  4.37%   7.75%   5.41%  3.10%


         Best calendar quarter return: 6.57% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.00% - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                   CLASS C
                                                                                    SINCE
                                                             ONE    FIVE    TEN   INCEPTION
                                                             YEAR   YEARS  YEARS   5/27/99
---------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------
Return before taxes                                         (1.79)%  5.62%  5.77%      n/a
---------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.79)   5.55   5.59       n/a
---------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.21    5.44   5.57       n/a
---------------------------------------------------------------------------------------------
CLASS C                                                      0.14    5.48   n/a     4.03%
---------------------------------------------------------------------------------------------
CLASS D                                                      1.19    5.70   5.30       n/a
---------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48    7.20   7.06    5.91/(1)/
---------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Michigan Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .27%        .27%    .27%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .87%       1.77%   1.77%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         377          652          1,050          2,163
---------------------------------------------------------------------
Class D         280          557            959          2,084
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         278          652          1,050          2,163
---------------------------------------------------------------------
Class D         180          557            959          2,084
---------------------------------------------------------------------

Minnesota Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Minnesota Fund uses the following investment strategies to pursue its investment objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Minnesota Fund is subject to the following risks:

.. Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.

.. The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Minnesota's budget outlook weakened substantially at the beginning of the 2002-2003 biennium, when the State's budget deficits almost exhausted its reserves and limited the options available to State officials to successfully manage revenue variations. However, actions taken early in 2003 enabled the State to balance the biennial budget for the period ended June 30, 2003. The November 2004 forecast projected a $495 million surplus for 2004-2005 biennium, but projected a $700 million deficit for the biennium ending June 30, 2007. The budgets for each of these biennial periods must be balanced. Future adjustments are expected to be necessary for fiscal year 2006 and fiscal year 2007.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Minnesota Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  ------  ------   -----
11.41%  3.39%  7.02%  6.21%  -4.15%  12.34%  4.26%   7.81%  4.51%    2.72%


         Best calendar quarter return: 5.04% - quarter ended 12/31/00.

        Worst calendar quarter return: -2.43% - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.10)% 5.23% 4.95%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.10)  5.23  4.90       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.04)  5.10  4.90       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.20)  5.11   n/a    3.60%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.81   5.32  4.51       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Minnesota Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                           CLASS A    CLASS C CLASS D
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                          4.75%          2%      1%
---------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                4.75%/(1)/     1%   none
---------------------------------------------------------------------------------------------------------------
 Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
 (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                       .50%        .50%    .50%
---------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              .10%       1.00%   1.00%
---------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        .28%        .28%    .28%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  .88%       1.78%   1.78%
---------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $561         $742         $  939         $1,508
                    ---------------------------------------------------------------------
                    Class C         378          655          1,055          2,174
                    ---------------------------------------------------------------------
                    Class D         281          560            964          2,095
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $561         $742         $  939         $1,508
                    ---------------------------------------------------------------------
                    Class C         279          655          1,055          2,174
                    ---------------------------------------------------------------------
                    Class D         181          560            964          2,095
                    ---------------------------------------------------------------------

Missouri Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Missouri Fund uses the following investment strategies to pursue its investment objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Missouri Fund is subject to the following risks:

.. Defense-related business and agriculture play an important role in Missouri's economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Missouri Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997    1998   1999    2000   2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
16.95%  3.71%  8.08%  5.77%  -5.59%  15.18%  3.49%  9.04%  4.61%    3.02%


         Best calendar quarter return: 7.31% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.33% - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                   CLASS C
                                                                                    SINCE
                                                             ONE    FIVE    TEN   INCEPTION
                                                             YEAR   YEARS  YEARS   5/27/99
---------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------
Return before taxes                                         (1.96)%  5.93%  5.72%      n/a
---------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.98)   5.86   5.58       n/a
---------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.03    5.69   5.52       n/a
---------------------------------------------------------------------------------------------
CLASS C                                                      0.17    5.82   n/a     4.00%
---------------------------------------------------------------------------------------------
CLASS D                                                      1.18    6.03   5.29       n/a
---------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48    7.20   7.06    5.91/(1)/
---------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Missouri Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%/(1)/     2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .34%        .34%    .34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         384          673          1,086          2,237
---------------------------------------------------------------------
Class D         287          579            995          2,159
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         285          673          1,086          2,237
---------------------------------------------------------------------
Class D         187          579            995          2,159
---------------------------------------------------------------------

New Jersey Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New Jersey Fund is subject to the following risks:

.. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New Jersey Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002   2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
15.57%  3.40%  8.93%  6.00%  -5.58%  13.25%  3.98%  7.78%  4.80%   3.02%


         Best calendar quarter return: 6.78% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.51% - quarter ended 12/31/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.87)% 5.47% 5.46%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.89)  5.43  5.28       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.13   5.30  5.26       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.17   5.45   n/a    3.66%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.21   5.66  5.15       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

New Jersey Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/    .39%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .23%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .40%        .40%    .40%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.13%       1.90%   1.90%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $585         $817         $1,068         $1,784
---------------------------------------------------------------------
Class C         390          691          1,116          2,300
---------------------------------------------------------------------
Class D         293          597          1,026          2,222
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $585         $817         $1,068         $1,784
---------------------------------------------------------------------
Class C         291          691          1,116          2,300
---------------------------------------------------------------------
Class D         193          597          1,026          2,222
---------------------------------------------------------------------

New York Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New York Fund uses the following investment strategies to pursue its investment objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New York Fund is subject to the following risks:

.. New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

.. A future terrorist attack within New York City could have a substantial negative effect on the economy of New York City, including the displacement or closure of many businesses, a decline in tourism, and retrenchment in the securities industry, which is a major source of employment in the City.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New York Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997    1998   1999    2000    2001   2002   2003   2004
------  -----  ------  -----  ------  ------  -----  -----  ------  -----
19.31%  3.83%  10.04%  6.86%  -5.64%  15.00%  3.48%  8.93%  5.26%   3.03%


         Best calendar quarter return: 8.13% - quarter ended 3/31/95.

         Worst calendar quarter return: -2.54 - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.89)% 6.02% 6.29%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.89)  5.96  6.18       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.17   5.80  6.09       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.16   5.88   n/a    4.07%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.11   6.11  5.84       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

New York Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .28%        .28%    .28%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .88%       1.78%   1.78%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $561         $742         $  939         $1,508
---------------------------------------------------------------------
Class C         378          655          1,055          2,174
---------------------------------------------------------------------
Class D         281          560            964          2,095
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $561         $742         $  939         $1,508
---------------------------------------------------------------------
Class C         279          655          1,055          2,174
---------------------------------------------------------------------
Class D         181          560            964          2,095
---------------------------------------------------------------------

North Carolina Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the North Carolina Fund is subject to the following risks:

.. While during 2004, the North Carolina economy's recovery from the 2001 recession accelerated, job growth has been moderate and some sectors of the North Carolina economy, particularly manufacturing employment, continue to decline.

.. While the State currently has been successful in balancing its budget after previously coping with a significant budget shortfall, the State continues to face pressures in matching revenues to expenses and likely will continue to deal with budget problems at least until the rate of growth in the North Carolina economy increases or changes are made to the tax system to better match it to the changing North Carolina economy, thereby increasing overall tax revenues. Because of these budget problems, both Moody's and S&P reviewed their ratings of North Carolina general obligations in 2002. While S&P retained its "AAA" rating for North Carolina's general obligations, Moody's reduced its rating of such obligations to "Aa1". A failure to adequately deal with these ongoing issues could further adversely effect the credit ratings of general obligations of the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

North Carolina Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995     1996   1997    1998   1999    2000    2001  2002    2003    2004
------   -----  -----   -----  ------  ------  -----  -----  ------   -----
19.56%   2.71%  8.75%   5.81%  -5.02%  12.33%  4.34%  8.18%   4.95%   2.49%


         Best calendar quarter return: 8.72% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.71% - quarter ended 3/31/96.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.32)% 5.38% 5.72%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.37)  5.31  5.60       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.32)  5.18  5.52       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.24)  5.39   n/a    3.75%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.74   5.59  5.44       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

North Carolina Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .44%        .44%    .44%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.19%       1.94%   1.94%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $591         $835         $1,098         $1,850
---------------------------------------------------------------------
Class C         394          703          1,137          2,342
---------------------------------------------------------------------
Class D         297          609          1,047          2,264
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $591         $835         $1,098         $1,850
---------------------------------------------------------------------
Class C         295          703          1,137          2,342
---------------------------------------------------------------------
Class D         197          609          1,047          2,264
---------------------------------------------------------------------

Ohio Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Ohio Fund uses the following investment strategies to pursue its investment objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Ohio Fund is subject to the following risks:

.. Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Ohio Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997  1998    1999    2000    2001   2002   2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
15.23%  3.77%  8.39%  5.89%  -4.65%  13.41%  4.17%  8.07%  4.20%   3.38%



         Best calendar quarter return: 6.47% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.12% - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.56)% 5.54% 5.54%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.62)  5.51  5.41       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.34   5.40  5.39       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.47   5.41   n/a    3.77%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.44   5.60  5.10       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Ohio Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .27%        .27%    .27%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .87%       1.77%   1.77%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         377          652          1,050          2,163
---------------------------------------------------------------------
Class D         280          557            959          2,084
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         278          652          1,050          2,163
---------------------------------------------------------------------
Class D         180          557            959          2,084
---------------------------------------------------------------------

Oregon Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Oregon Fund uses the following strategies to pursue its investment objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Oregon Fund is subject to the following risks:

.. Oregon's economy continues to be affected by the technology, manufacturing, forest products, and agricultural industries, which continue to decline.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Oregon Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997   1998    1999    2000    2001   2002   2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
14.55%  3.81%  9.05%  6.09%  -3.95%  12.56%  4.38%  8.20%   4.37%  3.60%


         Best calendar quarter return: 6.15% - quarter ended 3/31/95.

        Worst calendar quarter return: -1.78% - quarter ended 6/30/99.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.37)% 5.54% 5.63%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.38)  5.47  5.52       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.46   5.35  5.47       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.79   5.44   n/a    3.89%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.67   5.65  5.19       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Oregon Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         381          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         284          569            980          2,127
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         282          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         184          569            980          2,127
                    ---------------------------------------------------------------------

Pennsylvania Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Pennsylvania Fund is subject to the following risks:

.. Pennsylvania and various of its political subdivisions, including the Philadelphia School District and the cities of Philadelphia, Pittsburgh and Scranton, have, in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Pennsylvania Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998   1999    2000    2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
18.01%  3.44%  8.70%  6.14%  -5.19%  12.98%  3.81%  9.31%   3.70%   2.47%


         Best calendar quarter return: 7.59% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.61% - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.35)% 5.35% 5.65%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.39)  5.28  5.47       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.37)  5.14  5.41       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.27)  5.36   n/a    3.66%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.72   5.56  5.34       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges, or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Pennsylvania Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .61%        .61%    .61%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.36%       2.11%   2.11%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $607         $885         $1,184         $2,032
---------------------------------------------------------------------
Class C         411          754          1,223          2,517
---------------------------------------------------------------------
Class D         314          661          1,134          2,441
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $607         $885         $1,184         $2,032
---------------------------------------------------------------------
Class C         312          754          1,223          2,517
---------------------------------------------------------------------
Class D         214          661          1,134          2,441
---------------------------------------------------------------------

South Carolina Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The South Carolina Fund uses the following investment strategies to pursue its investment objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the South Carolina Fund is subject to the following risks:

.. While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years from 1991 to 1993 and from the year 2000 to the present. These difficulties have not impacted the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

.. South Carolina had year-end deficits of $87.4 million, $149 million and $177 million for fiscal year 2001, 2002 and 2003, respectively. The deficit for fiscal year 2002 exhausted the State's General Reserve Fund. Appropriations to the General Reserve Fund made in fiscal year 2003 were applied to the reduction of the deficit at the end of fiscal year 2003.

.. The State experienced further revenue shortfalls in the first two quarters of fiscal year 2004. In August 2003, the Capital Reserve Fund for fiscal year 2004 was sequestered and a 1% across the board reduction of General Fund appropriations implemented. As of January 15, 2005, ratings on the State's general obligation bonds had not been revised; however, Moody's assigned a negative outlook to the State's general obligation debt credit rating.

.. Due to more positive financial results for the entire fiscal year of 2004, South Carolina has eliminated the cumulative $177 million deficit and has partially restored the required balance in the General Reserve Fund.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

South Carolina Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
17.65%  3.93%  8.72%  5.73%  -5.59%  14.65%  3.80%  7.69%   5.50%   4.27%


         Best calendar quarter return: 7.23% - quarter ended 3/31/95.

        Worst calendar quarter return: -2.38% - quarter ended 6/30/04.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.71)% 6.06% 5.94%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.74)  5.98  5.80       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.84   5.81  5.73       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.35   5.94   n/a    4.11%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.34   6.14  5.51       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

South Carolina Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $563         $751         $  955         $1,541
---------------------------------------------------------------------
Class C         381          664          1,070          2,205
---------------------------------------------------------------------
Class D         284          569            980          2,127
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $563         $751         $  955         $1,541
---------------------------------------------------------------------
Class C         282          664          1,070          2,205
---------------------------------------------------------------------
Class D         184          569            980          2,127
---------------------------------------------------------------------

Management of the Funds

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $12.5 billion in assets as of December 31, 2004. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2004, of approximately $8.9 billion.

Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of each Fund's average daily net assets. Seligman, at its discretion, has agreed to waive a portion of its fees so as to limit the per annum fee of the California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. Seligman may discontinue its fee waiver at any time.

PORTFOLIO MANAGEMENT

The Funds are managed by the Seligman Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles, a Director and Managing Director of Seligman, is Vice President and Co-Portfolio Manager of the Funds. He is also Executive Vice President and Co-Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

Ms. Eileen A. Comerford, a Senior Vice President and Investment Officer of Seligman, is Co-Portfolio Manager of the Funds. She is also Vice President and Co-Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.


AFFILIATES OF SELIGMAN:
Seligman Advisors, Inc.:
Each Fund's general distributor, responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):
Each Fund's shareholder service agent provides shareholder account services to the Funds at cost.

FREQUENTLY ASKED QUESTIONS ABOUT REGULATORY MATTERS

In response to recent developments regarding disruptive and illegal trading practices in the mutual fund industry, the following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."
Q1. HAVE ANY SELIGMAN EMPLOYEES ENGAGED IN IMPROPER TRADING?

A. The Manager has conducted an internal review of employee trading in shares of the Seligman Funds and has not found improper trading activity by Seligman employees.

Q2. DOES SELIGMAN HAVE ANY POLICIES RELATING TO EMPLOYEE INVESTMENT IN THE
    SELIGMAN FUNDS?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. HAS SELIGMAN ENGAGED IN IMPROPER DISCLOSURE OF A FUND'S PORTFOLIO HOLDINGS?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest.

Q4. WHAT IS SELIGMAN'S POLICY WITH REGARD TO RECEIPT OF LATE TRADES (I.E.,
    AFTER 4:00 PM EASTERN TIME)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

   The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5. WHAT IS SELIGMAN'S POLICY REGARDING MARKET TIMING?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures.

Q6. HAS SELIGMAN CONDUCTED AN INTERNAL REVIEW RELATING TO MARKET TIMING?

A. The Manager has completed its internal review. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

   The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager has paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, has agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7. DOES SELIGMAN DISCLOSE ITS INTERNAL MARKET TIMING CONTROL PROCEDURES?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8. WHAT NEW PRACTICES ARE BEING CONSIDERED TO PREVENT MARKET TIMING ABUSES?

A. Like other members of the mutual fund industry, Seligman is considering numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. IS SELIGMAN INVOLVED WITH ANY FEDERAL OR STATE INVESTIGATION RELATING TO
    MARKET TIMING OR LATE TRADING?

A. The SEC, the NASD and the Attorney General of the State of New York are reviewing the matters discussed herein. In addition, the Manager has responded to information requests from other federal and state governmental authorities relating to investigations of unaffiliated third parties. As always, the Manager will continue to cooperate fully with the SEC and other authorities.

Q10. DOES SELIGMAN HAVE ANY MARKET TIMING ARRANGEMENTS AT THE CURRENT TIME?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. HAVE ANY OTHER MATTERS COME TO SELIGMAN'S ATTENTION IN THE COURSE OF ITS
     INTERNAL INQUIRY?

A. The Manager has also reviewed its practice of placing some of the Seligman Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of the Seligman Funds. At the time such orders were placed, the practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003 and has reported these matters to the Independent Directors of the Seligman Funds. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions in connection with those orders than they would otherwise have paid for comparable transactions. Nonetheless, in order to resolve matters with the Independent Directors, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Amounts paid by the Manager to the affected funds (which in the aggregate, including interest, equaled approximately $1.7 million) represented, at the time of payment, less than $0.01 per share for each such fund. The Manager has also responded fully to information requests from the SEC and the NASD relating to Seligman's use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

Q12. HAVE ANY EMPLOYEES BEEN DISCIPLINED IN CONNECTION WITH THE MANAGER'S
     OVERALL INTERNAL REVIEW?

A. One employee has left Seligman.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

..  The amount you plan to invest.

.. How long you intend to remain invested in a Fund, or another Seligman mutual fund.

.. If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

.. Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized dealer or financial advisor will be able to help you decide which Class of shares best meets your needs.

CLASS A
--------------------------------------------------------------------------------
..  Initial sales charge on Fund purchases, as set forth below:

                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                  4.75%                  4.99%                   4.25%
------------------------------------------------------------------------------------------------
$50,000 - $99,999                  4.00                   4.17                    3.50
------------------------------------------------------------------------------------------------
$100,000 - $249,999                3.50                   3.63                    3.00
------------------------------------------------------------------------------------------------
$250,000 - $499,999                2.50                   2.56                    2.25
------------------------------------------------------------------------------------------------
$500,000 - $999,999                2.00                   2.04                    1.75
------------------------------------------------------------------------------------------------
$1,000,000 and over/(2)/           0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

..  Annual 12b-1 fee (for shareholder services) of up to 0.25%.

.. No initial sales charge on reinvested dividends or capital gain distributions.

INFORMATION REGARDING BREAKPOINT DISCOUNTS FOR CLASS A SHARES

Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described above. For the purpose of the Breakpoint Discount thresholds described above, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the Fund's Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:

Volume Discounts and Rights of Accumulation. Volume discounts are provided if the total amount being invested by a "single person" in Class A shares of the Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group, reaches the Breakpoint Discount thresholds set forth above.

Breakpoint Discounts contemplated above are also available under a Seligman group program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the amount being invested by a "single person" in Class A shares of the Fund and in Class A shares of other Seligman mutual funds, (ii) the current net asset value of the Class A shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described above. The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds.

If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in escrow after shares with a value equal to the amount of the outstanding sales charge are redeemed by the transfer agent.

Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Fund's Statement of Additional Information.

For more information regarding Breakpoint Discounts, please consult the Funds' Statement of Additional Information. This information can also be found at www.seligman.com/(1)/ via a hyperlink that is designed to facilitate access to the information.

-------------
(1) The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

INFORMATION REGARDING SALES OF CLASS A SHARES AT NET ASSET VALUE

Class A shares of the Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of the Fund, the other investment companies in the Seligman Group, Seligman, SDC and Seligman's affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Fund's Statement of Additional
Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Fund's distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement; certain "eligible employee benefit plans"; those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and in connection with sales pursuant to specified 401(k) programs.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the Fund's Statement of Additional Information. In addition, this information can be found at www.seligman.com/(1)/ via a hyperlink that is designed to facilitate access to the information.

CLASS C
--------------------------------------------------------------------------------

..  Initial sales charge on Fund purchases, as set forth below:

                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
   Less than $100,000              1.00%                  1.01%                   1.00%
------------------------------------------------------------------------------------------------
   $100,000 - $249,999             0.50                   0.50                    0.50
------------------------------------------------------------------------------------------------
   $250,000 - $999,999             0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

..  A 1% CDSC on shares sold within eighteen months of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

.. No initial sales charge on reinvested dividends or capital gain distributions.

.. No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

-------------
(1) The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

When purchasing shares through certain financial intermediaries listed in the Funds' Statement of Additional Information, investors may also buy Class C shares without an initial sales charge and with a 1% CDSC on shares sold within twelve months of purchase. Such intermediaries are known as Level Load Intermediaries.

In addition, in connection with the purchase of Class C shares by a "single person" (as defined above and in the Funds' Statement of Additional Information), investors may be eligible for Breakpoint Discounts, as provided in the Class C sales charge schedule under the circumstances described above under the headings "Volume Discount and Rights of Accumulation" and "Letter of Intent". Amounts invested in Class A shares and Class C shares will not be aggregated for the purpose of determining eligibility for a Breakpoint Discount.

CLASS D*
--------------------------------------------------------------------------------

..  No initial sales charge on purchases.

..  A 1% CDSC on shares sold within one year of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

..  No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
-------------
 *Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

--------------------------------------------------------------------------------

Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Funds' Statement of Additional Information.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

HOW CDSCS ARE CALCULATED

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of shares of any other Seligman mutual fund ("another fund" or "other fund") or when you exchange shares of another fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another fund, it will be assumed that you held the shares of the other fund since the date you purchased the shares of that Fund. Similarly, when you exchange shares of another fund for shares of a Fund, it will be assumed that you held the shares of that Fund since the date you originally purchased shares of the other fund.

The CDSC on Class A, Class C and Class D shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement, 403(b) plans and 401(k) plans; in connection with shares sold to current and retired Directors/Trustees; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying a sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) Programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. For more information, please consult the Funds' Statement of Additional Information or www.seligman.com/(1)/.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request, subject to the subsequent acceptance of the order by Seligman Advisors. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

  NAV: Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

-------------
(1)The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by a Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security based upon its fair value as determined in accordance with policies and procedures approved by the Fund's Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility.

Opening Your Account

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy--Class D."

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

..  Regular (non-retirement) accounts: $1,000

..  For accounts opened concurrently with Invest-A-Check(R):
 . $100 to open if you will be making monthly investments
 . $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as a shareholder servicing agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases for non-retirement accounts must be for $100 or more.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of a Fund. If you wish to use this service, contact SDC or an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares and be drawn in an amount of $100 or more.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

The Fund may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy these Fund shares. Exchanges will be made at each Fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment. Before making an exchange, contact an authorized dealer or your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all Classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money. To protect you and a Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to an address other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

..  A signed, written redemption request;
..  Telephone confirmation; and
..  A medallion signature guarantee.

Confirmations will not affect the date on which your redemption request is actually processed, but they may delay the payment of proceeds.


  MEDALLION SIGNATURE GUARANTEE:

  Protects you and each Fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program and The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

You may need to provide additional documents to sell Fund shares if you are:

..  a corporation;
..  an executor or administrator;
..  a trustee or custodian; or
..  in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact an authorized dealer or your financial advisor or SDC's Shareholder Services Department for information on selling your Fund shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, generally within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10% of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

.. Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of a Fund's net assets;

..  Refuse any request to buy Fund shares;

..  Reject any request received by telephone;

..  Suspend or terminate telephone services;

..  Reject a medallion signature guarantee that SDC believes may be fraudulent;

.. Close your fund account if its value falls below $500, although the Funds generally will not close an account that falls below $500 as a result of a market decline. The Funds will notify you in writing at least 30 days before closing the account;

.. Close your account if it does not have a certified taxpayer identification number; or

.. Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services
You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

.. Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

..  Exchange shares between funds;

..  Change dividend and/or capital gain distribution options;

..  Change your address;

..  Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

.. Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

..  Corporations may not sell Fund shares by phone;

..  IRAs may only exchange Fund shares or request address changes by phone;

.. Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege
If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of a Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors/Trustees of each of the Seligman Municipal Fund Series, Seligman Municipal Series Trust, the New Jersey Fund, and the Pennsylvania Fund has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors, the Funds' distributor, or SDC, the Funds' shareholder service agent (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above. In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman

Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower a Fund's investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally declares dividends from its net investment income daily and pays dividends on the 17th of each month. If the 17th day of the month falls on a weekend or on a NYSE holiday, dividends will be paid on the previous business day. The Funds distribute any net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends. The National Fund, Colorado Fund and Minnesota Fund have substantial capital loss carryforwards that are available for offset against future net capital gains, expiring in various amounts through 2012. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

You may elect to:

(1)reinvest both dividends and capital gain distributions;

(2)receive dividends in cash and reinvest capital gain distributions; or

(3)receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this Prospectus or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, generally within 2 business days from the payable date.


  DIVIDEND:
  A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

  CAPITAL GAIN DISTRIBUTION:
  A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

  EX-DIVIDEND DATE:
  The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.


Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

Taxes

Each Fund intends to pay dividends that are primarily exempt from regular federal income taxes and (except for National Fund) regular personal income taxes in its respective state. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Accordingly, a portion of dividends paid by the Funds that are not otherwise exempt generally are taxable to you as ordinary income. Income exempt from federal tax may be subject to state and local tax.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which an exempt interest dividend is paid and you held the shares for six months or less, any loss you realize will be disallowed to the extent of the exempt interest dividend. Further, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize, to the extent not disallowed pursuant to the immediate preceding sentence, will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information. However, because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund's classes for the past five years or from inception, if less than five years. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their reports, along with the Funds' financial statements, are included in each Fund's Annual Report, which is available upon request.

NATIONAL FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.98  $  8.05  $  7.98  $  7.65  $  7.68
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.34     0.33     0.37     0.37     0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.01)   (0.07)    0.06     0.33    (0.03)
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.33     0.26     0.43     0.70     0.36
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.34)   (0.33)   (0.36)   (0.37)   (0.39)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                 --       --       --       --       --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.34)   (0.33)   (0.36)   (0.37)   (0.39)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.97  $  7.98  $  8.05  $  7.98  $  7.65
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.16%    3.29%    5.62%    9.36%    4.88%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $73,970  $86,905  $89,243  $89,117  $87,583
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.95%    0.89%    0.91%    0.87%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.22%    4.14%    4.64%    4.74%    5.18%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    7.04%    6.97%   20.58%    6.54%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.98  $ 8.05  $ 7.98  $  7.65  $ 7.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26    0.26    0.30     0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.01)  (0.07)   0.06     0.33   (0.03)
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.25    0.19    0.36     0.63    0.29
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --       --      --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.97  $ 7.98  $ 8.05  $  7.98  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.23%   2.36%   4.67%    8.38%   3.94%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,503  $5,446  $5,903  $ 3,029  $1,056
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.79%    1.81%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.32%   3.24%   3.74%    3.84%   4.28%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   7.04%   6.97%   20.58%   6.54%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.98  $ 8.05  $ 7.98  $  7.65  $ 7.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26    0.26    0.30     0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.01)  (0.07)   0.06     0.33   (0.03)
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.25    0.19    0.36     0.63    0.29
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --       --      --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.97  $ 7.98  $ 8.05  $  7.98  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.23%   2.36%   4.67%    8.38%   3.94%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,799  $2,942  $4,059  $ 3,547  $3,839
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.79%    1.81%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.32%   3.24%   3.74%    3.84%   4.28%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   7.04%   6.97%   20.58%   6.54%
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

CALIFORNIA HIGH-YIELD FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.59  $  6.74  $  6.63  $  6.33  $  6.28
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.28     0.28     0.29     0.30     0.32
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.06    (0.12)    0.13     0.30     0.13
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.34     0.16     0.42     0.60     0.45
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.28)   (0.29)   (0.30)   (0.32)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.03)   (0.02)      --    (0.08)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.28)   (0.31)   (0.31)   (0.30)   (0.40)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.65  $  6.59  $  6.74  $  6.63  $  6.33
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               5.30%    2.48%    6.50%    9.74%    7.49%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $34,315  $38,798  $51,011  $50,239  $47,915
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.90%    0.88%    0.84%    0.70%    0.71%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.20%    4.24%    4.41%    4.69%    5.23%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    4.43%   11.72%    2.95%    5.20%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.00%    0.98%    0.94%    0.95%    0.91%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.10%    4.14%    4.31%    4.44%    5.04%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.60  $  6.75  $  6.64  $  6.34  $  6.29
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.22     0.22     0.23     0.25     0.27
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.06    (0.12)    0.13     0.30     0.13
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.28     0.10     0.36     0.55     0.40
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.21)   (0.22)   (0.23)   (0.25)   (0.27)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.03)   (0.02)      --    (0.08)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.22)   (0.25)   (0.25)   (0.25)   (0.35)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.66  $  6.60  $  6.75  $  6.64  $  6.34
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.35%    1.56%    5.57%    8.74%    6.53%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,964  $ 3,482  $ 3,457  $ 3,293  $ 1,546
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.80%    1.78%    1.74%    1.60%    1.61%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.30%    3.34%    3.51%    3.79%    4.33%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    4.43%   11.72%    2.95%    5.20%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.90%    1.88%    1.84%    1.85%    1.81%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.20%    3.24%    3.41%    3.54%    4.13%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS D                                                        2004     2003   2002OO      2001    2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   6.60  $  6.75  $  6.64  $   6.34  $ 6.29
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.22     0.22     0.23      0.25    0.27
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments      0.06    (0.12)    0.13      0.30    0.13
-------------------------------------------------------------------------------------------------------
Total from investment operations                              0.28     0.10     0.36      0.55    0.40
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.21)   (0.22)   (0.23)    (0.25)  (0.27)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.01)   (0.03)   (0.02)       --   (0.08)
-------------------------------------------------------------------------------------------------------
Total distributions                                          (0.22)   (0.25)   (0.25)    (0.25)  (0.35)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   6.66  $  6.60  $  6.75  $   6.64  $ 6.34
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                4.35%    1.56%    5.57%     8.74%   6.53%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  2,519  $ 4,832  $ 5,419  $  5,938  $5,880
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.80%    1.78%    1.74%     1.60%   1.61%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.30%    3.34%    3.51%     3.79%   4.33%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --    4.43%   11.72%     2.95%   5.20%
-------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.90%    1.88%    1.84%     1.85%   1.81%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.20%    3.24%    3.41%     3.54%   4.13%
-------------------------------------------------------------------------------------------------------

CALIFORNIA QUALITY FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS A                                                       2004     2003    2002OO     2001     2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.88  $  7.04  $   6.90  $  6.53  $  6.42
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.28     0.27      0.29     0.30     0.30
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       --    (0.16)     0.20     0.39     0.18
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.28     0.11      0.49     0.69     0.48
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.27)    (0.29)   (0.30)   (0.30)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --     (0.06)   (0.02)   (0.07)
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.27)   (0.27)    (0.35)   (0.32)   (0.37)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.89  $  6.88  $   7.04  $  6.90  $  6.53
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.23%    1.63%     7.29%   10.72%    7.95%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $51,395  $61,566  $ 74,713  $74,585  $70,905
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.93%    0.93%     0.87%    0.87%    0.87%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.06%    3.96%     4.23%    4.42%    4.83%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     0.86%    1.43%     6.40%   19.83%    1.33%
-------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.85  $ 7.01  $ 6.88  $  6.51  $ 6.40
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22    0.21    0.23     0.24    0.25
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.01   (0.16)   0.18     0.39    0.18
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.05    0.41     0.63    0.43
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)  (0.22)   (0.24)  (0.25)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --   (0.06)   (0.02)  (0.07)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.21)  (0.21)  (0.28)   (0.26)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 6.87  $ 6.85  $ 7.01  $  6.88  $ 6.51
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.46%   0.72%   6.20%    9.81%   7.00%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $4,783  $5,772  $5,067  $ 1,952  $  204
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.83%   1.83%   1.77%    1.77%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.16%   3.06%   3.33%    3.52%   3.93%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    0.86%   1.43%   6.40%   19.83%   1.33%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.85  $ 7.01  $ 6.88  $  6.51  $ 6.40
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22    0.21    0.23     0.24    0.25
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.01   (0.16)   0.18     0.39    0.18
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.05    0.41     0.63    0.43
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)  (0.22)   (0.24)  (0.25)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --   (0.06)   (0.02)  (0.07)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.21)  (0.21)  (0.28)   (0.26)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 6.87  $ 6.85  $ 7.01  $  6.88  $ 6.51
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.46%   0.72%   6.20%    9.81%   7.00%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,306  $1,512  $1,956  $ 3,344  $3,666
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.83%   1.83%   1.77%    1.77%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.16%   3.06%   3.33%    3.52%   3.93%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    0.86%   1.43%   6.40%   19.83%   1.33%
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

COLORADO FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.63  $  7.69  $  7.47  $  7.02  $  7.10
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.31     0.32     0.34     0.35
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.03    (0.06)    0.23     0.45    (0.03)
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.34     0.25     0.55     0.79     0.32
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.30)   (0.32)   (0.34)   (0.35)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --    (0.01)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.31)   (0.33)   (0.34)   (0.40)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.66  $  7.63  $  7.69  $  7.47  $  7.02
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.49%    3.38%    7.60%   11.44%    4.64%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $36,025  $38,560  $39,155  $37,429  $37,358
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.94%    0.99%    0.96%    0.94%    0.91%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.05%    4.05%    4.31%    4.63%    4.99%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.04%    4.10%    9.45%   11.31%    8.81%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.62  $  7.68  $  7.46  $  7.02  $  7.09
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.25     0.28     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.03    (0.05)    0.23     0.44    (0.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.27     0.19     0.48     0.72     0.26
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.25)   (0.28)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --    (0.01)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.25)   (0.26)   (0.28)   (0.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.65  $  7.62  $  7.68  $  7.46  $  7.02
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.56%    2.46%    6.59%   10.39%    3.86%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   121  $   205  $   169  $    96  $    76
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%    1.89%    1.86%    1.84%    1.81%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.15%    3.15%    3.41%    3.73%    4.09%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.04%    4.10%    9.45%   11.31%    8.81%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.62  $ 7.68  $ 7.46  $  7.02  $ 7.09
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.25     0.28    0.28
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.03   (0.05)   0.23     0.44   (0.02)
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.27    0.19    0.48     0.72    0.26
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.24)  (0.25)   (0.28)  (0.28)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --   (0.01)  (0.01)      --   (0.05)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.24)  (0.25)  (0.26)   (0.28)  (0.33)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.65  $ 7.62  $ 7.68  $  7.46  $ 7.02
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.56%   2.46%   6.59%   10.39%   3.86%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  138  $  276  $  461  $   609  $  505
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.84%   1.89%   1.86%    1.84%   1.81%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.15%   3.15%   3.41%    3.73%   4.09%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5.04%   4.10%   9.45%   11.31%   8.81%
--------------------------------------------------------------------------------------------------

FLORIDA FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.08  $  8.08  $  7.88  $  7.48  $  7.41
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.32     0.32     0.34     0.36     0.37
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.06)    0.01     0.20     0.43     0.11
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.33     0.54     0.79     0.48
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.32)   (0.32)   (0.34)   (0.36)   (0.37)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.01)      --    (0.03)   (0.04)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.34)   (0.33)   (0.34)   (0.39)   (0.41)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.00  $  8.08  $  8.08  $  7.88  $  7.48
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.26%    4.16%    7.08%   10.78%    6.78%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $32,470  $34,131  $37,513  $36,695  $34,949
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.99%    1.00%    0.94%    0.70%    0.72%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.05%    3.98%    4.37%    4.70%    5.08%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --   12.51%   10.19%    9.57%   12.68%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.14%    1.15%    1.09%    1.08%    1.09%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.90%    3.83%    4.22%    4.32%    4.71%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                   YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------
CLASS C                                                      2004     2003   2002OO    2001     2000
----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.09  $  8.10  $  7.90  $ 7.50  $  7.43
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26     0.26     0.29    0.31     0.32
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)      --     0.19    0.43     0.11
----------------------------------------------------------------------------------------------------
Total from investment operations                            0.21     0.26     0.48    0.74     0.43
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)   (0.26)   (0.28)  (0.31)   (0.32)
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)   (0.01)      --   (0.03)   (0.04)
----------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)   (0.27)   (0.28)  (0.34)   (0.36)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.02  $  8.09  $  8.10  $ 7.90  $  7.50
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.61%    3.24%    6.26%   9.97%    5.98%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $4,683  $ 4,686  $ 3,839  $2,274  $   699
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.74%    1.75%    1.69%   1.45%    1.47%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.30%    3.23%    3.62%   3.95%    4.33%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   12.51%   10.19%   9.57%   12.68%
----------------------------------------------------------------------------------------------------
Without expense reimbursement:**
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.89%    1.90%    1.84%   1.83%    1.84%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.15%    3.08%    3.47%   3.57%    3.96%
----------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------
CLASS D                                                      2004     2003   2002OO    2001     2000
----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.10  $  8.10  $  7.90  $ 7.50  $  7.43
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26     0.26     0.29    0.31     0.32
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.06)    0.01     0.19    0.43     0.11
----------------------------------------------------------------------------------------------------
Total from investment operations                            0.20     0.27     0.48    0.74     0.43
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)   (0.26)   (0.28)  (0.31)   (0.32)
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)   (0.01)      --   (0.03)   (0.04)
----------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)   (0.27)   (0.28)  (0.34)   (0.36)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.02  $  8.10  $  8.10  $ 7.90  $  7.50
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.48%    3.37%    6.26%   9.97%    5.98%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,351  $ 1,567  $ 1,904  $1,811  $ 1,463
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.74%    1.75%    1.69%   1.45%    1.47%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.30%    3.23%    3.62%   3.95%    4.33%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   12.51%   10.19%   9.57%   12.68%
----------------------------------------------------------------------------------------------------
Without expense reimbursement:**
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.89%    1.90%    1.84%   1.83%    1.84%
----------------------------------------------------------------------------------------------------
Ratio of net income to average net assets                  3.15%    3.08%    3.47%   3.57%    3.96%
----------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

GEORGIA FUND

                                                                        YEAR ENDED SEPTEMBER 30,
                                                          -   --------------------------------------------
CLASS A                                                           2004     2003   2002OO     2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $  8.01  $  8.10  $  7.89  $  7.64  $  7.75
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.32     0.33     0.35     0.36     0.37
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        (0.16)   (0.06)    0.22     0.29     0.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.16     0.27     0.57     0.65     0.43
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.32)   (0.33)   (0.35)   (0.36)   (0.37)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                 (0.01)   (0.03)   (0.01)   (0.04)   (0.17)
----------------------------------------------------------------------------------------------------------
Total distributions                                             (0.33)   (0.36)   (0.36)   (0.40)   (0.54)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $  7.84  $  8.01  $  8.10  $  7.89  $  7.64
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                   2.09%    3.48%    7.47%    8.68%    5.95%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                        $32,928  $35,086  $38,306  $38,355  $37,423
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         0.94%    0.97%    0.89%    0.95%    0.91%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            4.11%    4.16%    4.44%    4.56%    4.96%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        20.43%       --   13.66%       --    9.57%
----------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED SEPTEMBER 30,
                                                          -   --------------------------------------------
CLASS C                                                           2004     2003   2002OO     2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $  8.02  $  8.12  $  7.91  $  7.66  $  7.76
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.25     0.26     0.28     0.29     0.30
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        (0.15)   (0.07)    0.22     0.29     0.07
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.10     0.19     0.50     0.58     0.37
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.25)   (0.26)   (0.28)   (0.29)   (0.30)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                 (0.01)   (0.03)   (0.01)   (0.04)   (0.17)
----------------------------------------------------------------------------------------------------------
Total distributions                                             (0.26)   (0.29)   (0.29)   (0.33)   (0.47)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $  7.86  $  8.02  $  8.12  $  7.91  $  7.66
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                   1.30%    2.42%    6.49%    7.71%    5.15%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                        $   639  $   620  $   600  $   383  $   246
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         1.84%    1.87%    1.79%    1.85%    1.81%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            3.21%    3.26%    3.54%    3.66%    4.06%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        20.43%       --   13.66%       --    9.57%
----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                       2004    2003   2002OO    2001    2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.03  $ 8.12  $  7.91  $ 7.66  $ 7.76
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.25    0.26     0.28    0.29    0.30
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.16)  (0.06)    0.22    0.29    0.07
---------------------------------------------------------------------------------------------------
Total from investment operations                             0.09    0.20     0.50    0.58    0.37
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.25)  (0.26)   (0.28)  (0.29)  (0.30)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)  (0.03)   (0.01)  (0.04)  (0.17)
---------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)  (0.29)   (0.29)  (0.33)  (0.47)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.86  $ 8.03  $  8.12  $ 7.91  $ 7.66
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               1.17%   2.55%    6.49%   7.71%   5.15%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 1,479  $1,658  $ 2,010  $1,991  $2,129
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%   1.87%    1.79%   1.85%   1.81%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.21%   3.26%    3.54%   3.66%   4.06%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    20.43%      --   13.66%      --   9.57%
---------------------------------------------------------------------------------------------------

LOUISIANA FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.27  $  8.41  $  8.15  $  7.80  $  7.81
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.34     0.36     0.37     0.38     0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.03)   (0.12)    0.26     0.37     0.04
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.31     0.24     0.63     0.75     0.43
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.34)   (0.35)   (0.37)   (0.38)   (0.39)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.03)      --    (0.02)   (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.36)   (0.38)   (0.37)   (0.40)   (0.44)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.22  $  8.27  $  8.41  $  8.15  $  7.80
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.77%    3.03%    7.94%    9.77%    5.70%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $41,960  $46,181  $49,356  $49,267  $47,099
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.94%    0.87%    0.89%    0.88%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.14%    4.33%    4.56%    4.71%    5.10%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2.51%       --   11.19%    4.99%       --
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003   2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.27  $ 8.41  $  8.15  $ 7.80  $ 7.80
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.28     0.30    0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.11)    0.25    0.37    0.05
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.17     0.55    0.67    0.37
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.28)   (0.29)  (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.03)      --   (0.02)  (0.05)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)  (0.31)   (0.29)  (0.32)  (0.37)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.22  $ 8.27  $  8.41  $ 8.15  $ 7.80
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.84%   2.11%    6.98%   8.78%   4.88%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  698  $  687  $   769  $  873  $  581
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.84%    1.77%   1.79%   1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.24%   3.43%    3.66%   3.81%   4.20%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.51%      --   11.19%   4.99%      --
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003   2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.27  $ 8.41  $  8.15  $ 7.80  $ 7.80
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.28     0.30    0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.11)    0.25    0.37    0.05
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.17     0.55    0.67    0.37
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.28)   (0.29)  (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.03)      --   (0.02)  (0.05)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)  (0.31)   (0.29)  (0.32)  (0.37)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.22  $ 8.27  $  8.41  $ 8.15  $ 7.80
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.84%   2.11%    6.98%   8.78%   4.88%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  464  $  843  $ 1,123  $  970  $  721
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.84%    1.77%   1.79%   1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.24%   3.43%    3.66%   3.81%   4.20%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.51%      --   11.19%   4.99%      --
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

MARYLAND FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO        2001     2000
---------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.05  $  8.27  $  8.08     $  7.79  $  7.79
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.32     0.36        0.39     0.39
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       --    (0.14)    0.22        0.29       --
---------------------------------------------------------------------------------------------------------
Total from investment operations                             0.31     0.18     0.58        0.68     0.39
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.31)   (0.36)      (0.39)   (0.39)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.09)   (0.03)         --       --
---------------------------------------------------------------------------------------------------------
Total distributions                                         (0.33)   (0.40)   (0.39)      (0.39)   (0.39)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.03  $  8.05  $  8.27     $  8.08  $  7.79
---------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.94%    2.29%    7.33%       8.83%    5.26%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $41,082  $45,239  $47,787     $46,234  $48,042
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.93%    0.96%    0.90%       0.91%    0.91%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.89%    3.92%    4.47%       4.82%    5.10%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.66%   10.98%   19.30%          --    9.76%
---------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO        2001     2000
---------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.06  $  8.29  $  8.09     $  7.80  $  7.80
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.29        0.32     0.32
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.01    (0.14)    0.23        0.29       --
---------------------------------------------------------------------------------------------------------
Total from investment operations                             0.25     0.10     0.52        0.61     0.32
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.29)      (0.32)   (0.32)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.09)   (0.03)         --       --
---------------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)   (0.33)   (0.32)      (0.32)   (0.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.05  $  8.06  $  8.29     $  8.09  $  7.80
---------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.13%    1.25%    6.49%       7.86%    4.32%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   419  $   444  $   480     $   417  $   161
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.83%    1.86%    1.80%       1.81%    1.81%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.99%    3.02%    3.57%       3.92%    4.20%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.66%   10.98%   19.30%          --    9.76%
---------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                     YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------------
CLASS D                                                       2004     2003   2002OO      2001      2000
--------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.06  $  8.29  $  8.09  $   7.80  $   7.80
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.23     0.24     0.29      0.32      0.32
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.02    (0.14)    0.23      0.29        --
--------------------------------------------------------------------------------------------------------
Total from investment operations                             0.25     0.10     0.52      0.61      0.32
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.29)    (0.32)    (0.32)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.09)   (0.03)       --        --
--------------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)   (0.33)   (0.32)    (0.32)    (0.32)
--------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.05  $  8.06  $  8.29  $   8.09  $   7.80
--------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.13%    1.25%    6.49%     7.86%     4.32%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,016  $ 2,291  $ 2,352  $  2,216  $  2,179
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.83%    1.86%    1.80%     1.81%     1.81%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.99%    3.02%    3.57%     3.92%     4.20%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.66%   10.98%   19.30%        --     9.76%
--------------------------------------------------------------------------------------------------------

MASSACHUSETTS FUND

                                                                     YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------------
CLASS A                                                        2004      2003    2002OO     2001     2000
---------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.34   $   8.38  $   8.01  $  7.48  $  7.47
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.33       0.33      0.35     0.35     0.36
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.07)     (0.05)     0.37     0.53     0.07
---------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26       0.28      0.72     0.88     0.43
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.33)     (0.32)    (0.35)   (0.35)   (0.36)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                  ++       --        --       --    (0.06)
---------------------------------------------------------------------------------------------------------
Total distributions                                         (0.33)     (0.32)    (0.35)   (0.35)   (0.42)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.27   $   8.34  $   8.38  $  8.01  $  7.48
---------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.18%      3.48%     9.28%   12.01%    5.97%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $76,118   $ 83,379  $ 87,225  $85,336  $81,487
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.89%      0.92%     0.86%    0.89%    0.86%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.98%      3.96%     4.42%    4.52%    4.95%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.97%      2.42%     5.74%    5.09%   22.46%
---------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                 YEAR ENDED SEPTEMBER 30,
                                         -----------------------------------------
CLASS C                                     2004    2003  2002OO     2001     2000
----------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------
Net asset value, beginning of year       $ 8.34  $ 8.37  $ 8.01  $  7.48  $  7.47
----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.26    0.25    0.28     0.28     0.29
----------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                  (0.08)  (0.03)   0.36     0.53     0.07
----------------------------------------------------------------------------------
Total from investment operations           0.18    0.22    0.64     0.81     0.36
----------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income     (0.25)  (0.25)  (0.28)   (0.28)   (0.29)
----------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                             ++      --      --       --    (0.06)
----------------------------------------------------------------------------------
Total distributions                       (0.25)  (0.25)  (0.28)   (0.28)   (0.35)
----------------------------------------------------------------------------------
Net asset value, end of year             $ 8.27  $ 8.34  $ 8.37  $  8.01  $  7.48
----------------------------------------------------------------------------------
TOTAL RETURN:                             2.25%   2.68%   8.17%   11.00%    5.01%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $3,052  $3,284  $1,513  $ 1,009  $   283
----------------------------------------------------------------------------------
Ratio of expenses to average net assets   1.79%   1.82%   1.76%    1.79%    1.76%
----------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       3.08%   3.06%   3.52%    3.62%    4.05%
----------------------------------------------------------------------------------
Portfolio turnover rate                   1.97%   2.42%   5.74%    5.09%   22.46%
----------------------------------------------------------------------------------

                                                 YEAR ENDED SEPTEMBER 30,
                                         -----------------------------------------
CLASS D                                     2004    2003  2002OO     2001     2000
----------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------
Net asset value, beginning of year       $ 8.34  $ 8.37  $ 8.01  $  7.48  $  7.47
----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.26    0.25    0.28     0.28     0.29
----------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                  (0.08)  (0.03)   0.36     0.53     0.07
----------------------------------------------------------------------------------
Total from investment operations           0.18    0.22    0.64     0.81     0.36
----------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income     (0.25)  (0.25)  (0.28)   (0.28)   (0.29)
----------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                             ++      --      --       --    (0.06)
----------------------------------------------------------------------------------
Total distributions                       (0.25)  (0.25)  (0.28)   (0.28)   (0.35)
----------------------------------------------------------------------------------
Net asset value, end of year             $ 8.27  $ 8.34  $ 8.37  $  8.01  $  7.48
----------------------------------------------------------------------------------
TOTAL RETURN:                             2.25%   2.68%   8.17%   11.00%    5.01%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $  785  $1,293  $1,725  $ 1,721  $ 1,436
----------------------------------------------------------------------------------
Ratio of expenses to average net assets   1.79%   1.82%   1.76%    1.79%    1.76%
----------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       3.08%   3.06%   3.52%    3.62%    4.05%
----------------------------------------------------------------------------------
Portfolio turnover rate                   1.97%   2.42%   5.74%    5.09%   22.46%
----------------------------------------------------------------------------------

-------------
See footnotes on page 105.

MICHIGAN FUND

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS A                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.64  $   8.64  $   8.47  $   8.11  $   8.04
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.35      0.32      0.38      0.40      0.41
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.06)     0.04      0.21      0.39      0.10
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.29      0.36      0.59      0.79      0.51
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.34)    (0.32)    (0.38)    (0.40)    (0.41)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.04)    (0.04)    (0.03)    (0.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.36)    (0.36)    (0.42)    (0.43)    (0.44)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.57  $   8.64  $   8.64  $   8.47  $   8.11
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                3.51%     4.24%     7.23%     9.98%     6.62%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $108,791  $116,487  $123,283  $122,978  $117,241
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.87%     0.91%     0.86%     0.70%     0.70%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         4.08%     3.79%     4.51%     4.85%     5.20%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.10%     1.66%    11.63%     7.80%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    0.85%     0.84%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       4.70%     5.06%
-----------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS C                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.63  $   8.63  $   8.46  $   8.10  $   8.03
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.27      0.25      0.30      0.33      0.34
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.05)     0.03      0.21      0.39      0.10
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.22      0.28      0.51      0.72      0.44
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.27)    (0.24)    (0.30)    (0.33)    (0.34)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.04)    (0.04)    (0.03)    (0.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.29)    (0.28)    (0.34)    (0.36)    (0.37)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.56  $   8.63  $   8.63  $   8.46  $   8.10
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                2.59%     3.32%     6.28%     8.99%     5.68%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $    851  $    728  $  1,169  $    899  $    356
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.77%     1.81%     1.76%     1.60%     1.60%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.18%     2.89%     3.61%     3.95%     4.30%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.10%     1.66%    11.63%     7.80%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    1.75%     1.74%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       3.80%     4.16%
-----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS D                                                       2004     2003   2002OO      2001     2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.63  $  8.63  $  8.46  $   8.10  $  8.03
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.27     0.25     0.30      0.33     0.34
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)    0.03     0.21      0.39     0.10
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.22     0.28     0.51      0.72     0.44
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.24)   (0.30)    (0.33)   (0.34)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.04)   (0.04)    (0.03)   (0.03)
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.29)   (0.28)   (0.34)    (0.36)   (0.37)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.56  $  8.63  $  8.63  $   8.46  $  8.10
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.59%    3.32%    6.28%     8.99%    5.68%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,583  $ 2,093  $ 1,977  $  2,015  $ 1,605
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.77%    1.81%    1.76%     1.60%    1.60%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.18%    2.89%    3.61%     3.95%    4.30%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    6.10%    1.66%    11.63%    7.80%
-------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                 1.75%    1.74%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                    3.80%    4.16%
-------------------------------------------------------------------------------------------------------

MINNESOTA FUND
                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS A                                                       2004     2003   2002OO      2001     2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.87  $  7.92  $  7.72  $   7.34  $  7.36
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.29     0.35      0.34     0.36
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.06)    0.19      0.38     0.02
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.23     0.54      0.72     0.38
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.28)   (0.34)    (0.34)   (0.36)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --       --        --    (0.04)
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.30)   (0.28)   (0.34)    (0.34)   (0.40)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.83  $  7.87  $  7.92  $   7.72  $  7.34
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.41%    3.02%    7.20%    10.02%    5.35%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $91,022  $96,175  $99,368   $98,452  $96,475
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.88%    0.93%    0.85%     0.89%    0.87%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.95%    3.69%    4.49%     4.52%    4.95%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.85%    9.37%    8.09%     1.02%   12.38%
-------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003  2002OO    2001     2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.87  $ 7.93  $ 7.72  $ 7.34  $  7.36
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.22    0.28    0.28     0.29
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)  (0.07)   0.20    0.38     0.02
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.19    0.15    0.48    0.66     0.31
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)  (0.21)  (0.27)  (0.28)   (0.29)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --    (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.23)  (0.21)  (0.27)  (0.28)   (0.33)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.83  $ 7.87  $ 7.93  $ 7.72  $  7.34
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.49%   1.97%   6.38%   9.04%    4.42%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  390  $  555  $  432  $  275  $    23
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.78%   1.83%   1.75%   1.79%    1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.05%   2.79%   3.59%   3.62%    4.05%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.85%   9.37%   8.09%   1.02%   12.38%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003  2002OO    2001     2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.87  $ 7.93  $ 7.72  $ 7.34  $  7.36
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.22    0.28    0.28     0.29
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)  (0.07)   0.20    0.38     0.02
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.19    0.15    0.48    0.66     0.31
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)  (0.21)  (0.27)  (0.28)   (0.29)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --    (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.23)  (0.21)  (0.27)  (0.28)   (0.33)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.83  $ 7.87  $ 7.93  $ 7.72  $  7.34
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.49%   1.97%   6.38%   9.04%    4.42%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,315  $1,370  $1,779  $1,575  $ 1,629
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.78%   1.83%   1.75%   1.79%    1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.05%   2.79%   3.59%   3.62%    4.05%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.85%   9.37%   8.09%   1.02%   12.38%
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

MISSOURI FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO         2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.94  $  8.02  $  7.81      $  7.37  $  7.29
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.30     0.30     0.34         0.34     0.35
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.04)   (0.06)    0.26         0.47     0.09
----------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.24     0.60         0.81     0.44
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.30)   (0.34)       (0.34)   (0.35)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.02)   (0.05)       (0.03)   (0.01)
----------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.32)   (0.39)       (0.37)   (0.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.89  $  7.94  $  8.02      $  7.81  $  7.37
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.38%    2.98%    7.89%       11.26%    6.19%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $33,899  $36,409  $38,519      $37,879  $38,529
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.94%    0.97%    0.90%        0.94%    0.93%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.83%    3.79%    4.37%        4.44%    4.83%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3.99%    2.95%    4.04%        5.70%    6.00%
----------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO         2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.95  $  8.02  $  7.81      $  7.37  $  7.29
----------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------
  Net investment income                                      0.23     0.23     0.27         0.27     0.28
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.05)    0.26         0.47     0.09
----------------------------------------------------------------------------------------------------------
Total from investment operations                             0.18     0.18     0.53         0.74     0.37
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.23)   (0.23)   (0.27)       (0.27)   (0.28)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.02)   (0.05)       (0.03)   (0.01)
----------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.25)   (0.32)       (0.30)   (0.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.89  $  7.95  $  8.02      $  7.81  $  7.37
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.33%    2.18%    6.92%       10.27%    5.27%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   139  $    88  $    82      $    75  $    22
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%    1.87%    1.80%        1.84%    1.83%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.93%    2.90%    3.47%        3.54%    3.93%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3.99%    2.95%    4.04%        5.70%    6.00%
----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.95  $  8.02  $  7.81  $  7.37  $  7.29
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.23     0.23     0.27     0.27     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.05)    0.26     0.47     0.09
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.18     0.18     0.53     0.74     0.37
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.23)   (0.23)   (0.27)   (0.27)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.02)   (0.05)   (0.03)   (0.01)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.25)   (0.32)   (0.30)   (0.29)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.89  $  7.95  $  8.02  $  7.81  $  7.37
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.33%    2.18%    6.92%   10.27%    5.27%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   345  $   511  $   600  $   575  $   321
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%    1.86%    1.80%    1.84%    1.83%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.93%    2.90%    3.47%    3.54%    3.93%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3.99%    2.95%    4.04%    5.70%    6.00%
------------------------------------------------------------------------------------------------------

NEW JERSEY FUND
                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.60  $  7.65  $  7.44  $  7.12  $  7.13
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.29     0.29     0.31     0.32     0.33
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.04)    0.22     0.36     0.02
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.24     0.25     0.53     0.68     0.35
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.29)   (0.29)   (0.31)   (0.32)   (0.33)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.01)   (0.04)   (0.03)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.30)   (0.30)   (0.32)   (0.36)   (0.36)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.54  $  7.60  $  7.65  $  7.44  $  7.12
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.28%    3.34%    7.29%    9.77%    5.13%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $43,324  $46,610  $49,274  $49,182  $46,918
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.13%    1.13%    1.04%    1.14%    1.12%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.91%    3.82%    4.23%    4.34%    4.71%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    4.39%   13.02%    1.06%   18.08%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2004    2003   2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.69  $ 7.74  $  7.52  $ 7.20  $  7.22
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.23     0.26    0.27     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.04)    0.23    0.36     0.01
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.20    0.19     0.49    0.63     0.29
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)   (0.26)  (0.27)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)   (0.01)  (0.04)   (0.03)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.24)   (0.27)  (0.31)   (0.31)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.64  $ 7.69  $  7.74  $ 7.52  $  7.20
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.58%   2.52%    6.54%   8.89%    4.20%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,659  $5,271  $ 5,096  $1,207  $   341
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.90%   1.90%    1.84%   1.89%    1.87%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.14%   3.05%    3.44%   3.59%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   4.39%   13.02%   1.06%   18.08%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004    2003   2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.69  $ 7.74  $  7.52  $ 7.20  $  7.22
---------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------
  Net investment income                                     0.24    0.23     0.26    0.27     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.04)    0.23    0.36     0.01
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.20    0.19     0.49    0.63     0.29
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)   (0.26)  (0.27)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)   (0.01)  (0.04)   (0.03)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.24)   (0.27)  (0.31)   (0.31)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.64  $ 7.69  $  7.74  $ 7.52  $  7.20
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.58%   2.52%    6.54%   8.89%    4.20%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,002  $1,299  $ 1,366  $1,248  $   995
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.90%   1.90%    1.84%   1.89%    1.87%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.14%   3.05%    3.44%   3.59%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    0.00%   4.39%   13.02%   1.06%   18.08%
---------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

NEW YORK FUND

                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS A                                      2004     2003   2002OO     2001     2000
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.34  $  8.43  $  8.16  $  7.77  $  7.70
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.35     0.34     0.36     0.38     0.39
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.06)   (0.07)    0.27     0.45     0.08
-------------------------------------------------------------------------------------
Total from investment operations            0.29     0.27     0.63     0.83     0.47
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.34)   (0.34)   (0.36)   (0.38)   (0.39)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                           (0.02)   (0.02)      --    (0.06)   (0.01)
-------------------------------------------------------------------------------------
Total distributions                        (0.36)   (0.36)   (0.36)   (0.44)   (0.40)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.27  $  8.34  $  8.43  $  8.16  $  7.77
-------------------------------------------------------------------------------------
TOTAL RETURN:                              3.60%    3.24%    7.94%   10.90%    6.28%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $71,898  $80,452  $83,723  $82,482  $69,549
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    0.88%    0.91%    0.87%    0.70%    0.70%
-------------------------------------------------------------------------------------
Ratio of net income to average net
 assets                                    4.18%    4.11%    4.43%    4.70%    5.17%
-------------------------------------------------------------------------------------
Portfolio turnover rate                       --    6.35%   19.43%    8.15%    7.30%
-------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               0.83%    0.83%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                   4.57%    5.04%
-------------------------------------------------------------------------------------

                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS C                                      2004     2003   2002OO     2001     2000
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.35  $  8.44  $  8.17  $  7.78  $  7.70
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.27     0.27     0.29     0.30     0.32
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.04)   (0.07)    0.27     0.45     0.09
-------------------------------------------------------------------------------------
Total from investment operations            0.23     0.20     0.56     0.75     0.41
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.27)   (0.27)   (0.29)   (0.30)   (0.32)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                           (0.02)   (0.02)      --    (0.06)   (0.01)
-------------------------------------------------------------------------------------
Total distributions                        (0.29)   (0.29)   (0.29)   (0.36)   (0.33)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.29  $  8.35  $  8.44  $  8.17  $  7.78
-------------------------------------------------------------------------------------
TOTAL RETURN:                              2.79%    2.32%    6.98%    9.88%    5.46%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $ 5,732  $ 7,295  $ 7,005  $ 3,624  $   402
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    1.78%    1.81%    1.77%    1.60%    1.60%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        3.28%    3.21%    3.53%    3.80%    4.27%
-------------------------------------------------------------------------------------
Portfolio turnover rate                       --    6.35%   19.43%    8.15%    7.30%
-------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               1.73%    1.73%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                   3.67%    4.14%
-------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                 YEAR ENDED SEPTEMBER 30,
                                         ----------------------------------------
CLASS D                                     2004    2003   2002OO    2001    2000
---------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------
Net asset value, beginning of year       $ 8.35  $ 8.44  $  8.17  $ 7.78  $ 7.70
---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.27    0.27     0.29    0.30    0.32
---------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                  (0.04)  (0.07)    0.27    0.45    0.09
---------------------------------------------------------------------------------
Total from investment operations           0.23    0.20     0.56    0.75    0.41
---------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income     (0.27)  (0.27)   (0.29)  (0.30)  (0.32)
---------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                          (0.02)  (0.02)      --   (0.06)  (0.01)
---------------------------------------------------------------------------------
Total distributions                       (0.29)  (0.29)   (0.29)  (0.36)  (0.33)
---------------------------------------------------------------------------------
Net asset value, end of year             $ 8.29  $ 8.35  $  8.44  $ 8.17  $ 7.78
---------------------------------------------------------------------------------
TOTAL RETURN:                             2.79%   2.32%    6.98%   9.88%   5.46%
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $2,437  $2,653  $ 3,521  $3,297  $2,593
---------------------------------------------------------------------------------
Ratio of expenses to average net assets   1.78%   1.81%    1.77%   1.60%   1.60%
---------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       3.28%   3.21%    3.53%   3.80%   4.27%
---------------------------------------------------------------------------------
Portfolio turnover rate                      --   6.35%   19.43%   8.15%   7.30%
---------------------------------------------------------------------------------
Without expense reimbursement:**
---------------------------------------------------------------------------------
Ratio of expenses to average net assets                            1.73%   1.73%
---------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                3.67%   4.14%
---------------------------------------------------------------------------------

NORTH CAROLINA FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.14  $  8.19  $  7.89  $  7.54  $  7.59
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.29     0.29     0.32     0.33     0.34
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.07)   (0.01)    0.31     0.37     0.05
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.22     0.28     0.63     0.70     0.39
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.28)   (0.29)   (0,32)   (0.33)   (0.34)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.03)   (0.04)   (0.01)   (0.02)   (0.10)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.33)   (0.33)   (0.35)   (0.44)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.05  $  8.14  $  8.19  $  7.89  $  7.54
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.82%    3.51%    8.21%    9.52%    5.36%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $19,856  $22,778  $25,386  $25,737  $24,987
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.19%    1.19%    1.11%    1.13%    1.13%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.55%    3.65%    4.11%    4.29%    4.63%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     7.93%   10.00%    7.96%    5.61%   11.96%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2004     2003  2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.13  $  8.18  $ 7.88  $ 7.54  $  7.59
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22     0.23    0.27    0.27     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.06)   (0.01)   0.30    0.36     0.05
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16     0.22    0.57    0.63     0.34
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.22)   (0.23)  (0.26)  (0.27)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.03)   (0.04)  (0.01)  (0.02)   (0.10)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)   (0.27)  (0.27)  (0.29)   (0.39)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.04  $  8.13  $ 8.18  $ 7.88  $  7.54
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.06%    2.74%   7.41%   8.59%    4.58%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,012  $ 2,778  $2,962  $2,049  $   544
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.94%    1.94%   1.86%   1.88%    1.88%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.80%    2.90%   3.36%   3.54%    3.88%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    7.93%   10.00%   7.96%   5.61%   11.96%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004     2003  2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.13  $  8.18  $ 7.88  $ 7.54  $  7.59
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22     0.23    0.27    0.27     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.06)   (0.01)   0.30    0.36     0.05
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16     0.22    0.57    0.63     0.34
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.22)   (0.23)  (0.26)  (0.27)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.03)   (0.04)  (0.01)  (0.02)   (0.10)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)   (0.27)  (0.27)  (0.29)   (0.39)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.04  $  8.13  $ 8.18  $ 7.88  $  7.54
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.06%    2.74%   7.41%   8.59%    4.58%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  706  $   824  $  941  $1,514  $ 1,250
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.94%    1.94%   1.86%   1.88%    1.88%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.80%    2.90%   3.36%   3.54%    3.88%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    7.93%   10.00%   7.96%   5.61%   11.96%
---------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

OHIO FUND

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS A                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.14  $   8.26  $   8.03  $   7.64  $   7.64
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.31      0.32      0.36      0.38      0.39
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.02)    (0.11)     0.23      0.39      0.02
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.29      0.21      0.59      0.77      0.41
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.31)    (0.32)    (0.36)    (0.38)    (0.39)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.01)         o         o    (0.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.33)    (0.33)    (0.36)    (0.38)    (0.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.10  $   8.14  $   8.26  $   8.03  $   7.64
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                3.69%     2.63%     7.59%    10.30%     5.58%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $114,544  $122,692  $129,662  $128,433  $128,364
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.87%     0.91%     0.85%     0.70%     0.71%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.88%     3.97%     4.51%     4.81%     5.21%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.79%     0.79%     7.57%     9.02%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    0.84%     0.84%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       4.67%     5.08%
-----------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS C                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.18  $   8.31  $   8.08  $   7.69  $   7.68
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.24      0.25      0.29      0.31      0.33
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.01)    (0.12)     0.23      0.39      0.03
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.23      0.13      0.52      0.70      0.36
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.24)    (0.25)    (0.29)    (0.31)    (0.33)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.01)         o         o    (0.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.26)    (0.26)    (0.29)    (0.31)    (0.35)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.15  $   8.18  $   8.31  $   8.08  $   7.69
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                2.87%     1.58%     6.61%     9.26%     4.78%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  1,005  $  1,339  $  1,331  $    812  $    222
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.77%     1.81%     1.75%     1.60%     1.61%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         2.98%     3.07%     3.61%     3.91%     4.31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.79%     0.79%     7.57%     9.02%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    1.74%     1.74%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       3.77%     4.18%
-----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.18  $  8.31  $  8.08  $  7.69  $  7.68
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.25     0.29     0.31     0.33
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.01)   (0.12)    0.23     0.39     0.03
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.23     0.13     0.52     0.70     0.36
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.25)   (0.29)   (0.31)   (0.33)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.01)        o        o   (0.02)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)   (0.26)   (0.29)   (0.31)   (0.35)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.15  $  8.18  $  8.31  $  8.08  $  7.69
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.87%    1.58%    6.61%    9.26%    4.78%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 1,012  $ 1,440  $ 1,683  $ 1,583  $ 1,425
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.77%    1.81%    1.75%    1.60%    1.61%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.98%    3.07%    3.61%    3.91%    4.31%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    6.79%    0.79%    7.57%    9.02%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                1.74%    1.74%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                   3.77%    4.18%
------------------------------------------------------------------------------------------------------

OREGON FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.94  $  8.03  $  7.85  $  7.47  $  7.48
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.32     0.31     0.34     0.35     0.36
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.03)   (0.07)    0.23     0.42     0.04
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.29     0.24     0.57     0.77     0.40
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.30)   (0.34)   (0.35)   (0.36)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.03)   (0.05)   (0.04)   (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.32)   (0.33)   (0.39)   (0.39)   (0.41)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.91  $  7.94  $  8.03  $  7.85  $  7.47
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.73%    3.10%    7.41%   10.52%    5.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $56,182  $56,365  $60,143  $54,994  $52,890
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.95%    0.90%    0.88%    0.89%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.00%    3.87%    4.34%    4.57%    4.86%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.92%    3.56%    6.06%   14.58%   14.46%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2004    2003  2002OO     2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.93  $ 8.03  $ 7.85  $  7.47  $  7.48
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.27     0.28     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.02)  (0.08)   0.23     0.42     0.04
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.22    0.16    0.50     0.70     0.33
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)  (0.27)   (0.28)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.03)  (0.05)   (0.04)   (0.05)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.26)  (0.32)   (0.32)   (0.34)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.90  $ 7.93  $ 8.03  $  7.85  $  7.47
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.81%   2.05%   6.45%    9.53%    4.62%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,641  $1,767  $1,511  $ 1,166  $   364
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.80%    1.78%    1.79%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.10%   2.97%   3.44%    3.67%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.92%   3.56%   6.06%   14.58%   14.46%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004    2003  2002OO     2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.93  $ 8.03  $ 7.85  $  7.47  $  7.48
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.27     0.28     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.02)  (0.08)   0.23     0.42     0.04
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.22    0.16    0.50     0.70     0.33
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)  (0.27)   (0.28)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.03)  (0.05)   (0.04)   (0.05)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.26)  (0.32)   (0.32)   (0.34)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.90  $ 7.93  $ 8.03  $  7.85  $  7.47
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.81%   2.05%   6.45%    9.53%    4.62%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,517  $1,848  $2,688  $ 2,345  $ 2,465
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.80%    1.78%    1.79%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.10%   2.97%   3.44%    3.67%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.92%   3.56%   6.06%   14.58%   14.46%
---------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

PENNSYLVANIA FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.09  $  8.26  $  7.92  $  7.49  $  7.49
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.27     0.27     0.33     0.33     0.34
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.08)    0.34     0.43     0.05
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.22     0.19     0.67     0.76     0.39
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.27)   (0.32)   (0.33)   (0.34)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.09)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.28)   (0.36)   (0.33)   (0.33)   (0.39)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.03  $  8.09  $  8.26  $  7.92  $  7.49
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.72%    2.37%    8.75%   10.27%    5.33%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $19,721  $22,354  $23,493  $24,047  $23,014
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.36%    1.30%    1.25%    1.32%    1.28%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.32%    3.38%    4.11%    4.20%    4.56%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.34%    8.30%   16.73%    5.43%   12.11%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.07  $  8.24  $  7.91  $  7.48  $  7.49
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.21     0.21     0.27     0.27     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.08)    0.33     0.43     0.04
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.16     0.13     0.60     0.70     0.32
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.21)   (0.21)   (0.26)   (0.27)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.09)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.22)   (0.30)   (0.27)   (0.27)   (0.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.01  $  8.07  $  8.24  $  7.91  $  7.48
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               1.96%    1.60%    7.79%    9.48%    4.42%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 1,100  $ 1,133  $ 1,029  $   628  $   202
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     2.11%    2.05%    2.00%    2.07%    2.03%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.57%    2.63%    3.36%    3.45%    3.81%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.34%    8.30%   16.73%    5.43%   12.11%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004    2003   2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.07  $ 8.24  $  7.91  $ 7.48  $  7.49
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.21    0.21     0.27    0.27     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)  (0.08)    0.33    0.43     0.04
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16    0.13     0.60    0.70     0.32
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)   (0.26)  (0.27)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.09)   (0.01)     --    (0.05)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.22)  (0.30)   (0.27)  (0.27)   (0.33)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.01  $ 8.07  $  8.24  $ 7.91  $  7.48
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              1.96%   1.60%    7.79%   9.48%    4.42%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  556  $  624  $   690  $  596  $   600
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    2.11%   2.05%    2.00%   2.07%    2.03%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.57%   2.63%    3.36%   3.45%    3.81%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5.34%   8.30%   16.73%   5.43%   12.11%
---------------------------------------------------------------------------------------------------

SOUTH CAROLINA FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.23  $  8.25  $  8.07  $  7.66  $  7.67
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.31     0.36     0.37     0.38
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.05       --     0.19     0.41     0.07
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.36     0.31     0.55     0.78     0.45
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.31)   (0.36)   (0.37)   (0.38)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.11)   (0.02)   (0.01)      --    (0.08)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.41)   (0.33)   (0.37)   (0.37)   (0.46)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.18  $  8.23  $  8.25  $  8.07  $  7.66
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.51%    3.91%    7.00%   10.28%    6.07%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $76,913  $79,463  $81,410  $84,109  $81,138
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.92%    0.87%    0.88%    0.86%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.77%    3.83%    4.54%    4.59%    5.04%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --   34.81%       --    2.80%    3.49%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004     2003  2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.23  $  8.24  $ 8.06  $ 7.65  $ 7.66
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.23     0.24    0.29    0.29    0.31
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.06     0.01    0.19    0.41    0.07
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.29     0.25    0.48    0.70    0.38
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)   (0.24)  (0.29)  (0.29)  (0.31)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.11)   (0.02)  (0.01)     --   (0.08)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.34)   (0.26)  (0.30)  (0.29)  (0.39)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.18  $  8.23  $ 8.24  $ 8.06  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.58%    3.11%   6.04%   9.30%   5.12%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $5,200  $ 5,483  $3,279  $1,589  $  893
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%    1.82%   1.77%   1.78%   1.76%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.87%    2.93%   3.64%   3.69%   4.14%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   34.81%      --   2.80%   3.49%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004     2003  2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.23  $  8.24  $ 8.06  $ 7.65  $ 7.66
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.23     0.24    0.29    0.29    0.31
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.06     0.01    0.19    0.41    0.07
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.29     0.25    0.48    0.70    0.38
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)   (0.24)  (0.29)  (0.29)  (0.31)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.11)   (0.02)  (0.01)     --   (0.08)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.34)   (0.26)  (0.30)  (0.29)  (0.39)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.18  $  8.23  $ 8.24  $ 8.06  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.58%    3.11%   6.04%   9.30%   5.12%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,035  $ 3,947  $4,815  $4,378  $4,443
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%    1.82%   1.77%   1.78%   1.76%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.87%    2.93%   3.64%   3.69%   4.14%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   34.81%      --   2.80%   3.49%
--------------------------------------------------------------------------------------------------

-------------
 * Per share amounts are based on average shares outstanding.
** During the periods stated, Seligman voluntarily reimbursed expenses and/or waived portions of its management fees. Absent such reimbursements/waivers, returns would have been lower.
++ Capital gain of $0.004 per share was paid.
 o Capital gain of $0.002 per share was paid.
oo As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the fiscal year ended September 30, 2002, are as follows: increase net investment income and net realized and unrealized loss on investments per share by $0.01 for Class A, C and D shares of the National, Minnesota and Pennsylvania Funds, and, for Class C and D shares of the Louisiana, Maryland and Oregon Funds; and to increase the ratio of net income to average net assets of each share class of the Georgia, Michigan, New Jersey, New York and Ohio Funds by 0.03%; the National, California High-Yield, Colorado, Florida, Maryland and Missouri Funds by 0.04%; the California Quality, Louisiana, Massachusetts, North Carolina and Oregon Funds by 0.05%; the Pennsylvania and South Carolina Funds by 0.06%; and the Minnesota Fund by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

How to Contact Us


The Fund............................. Write: Corporate Communications/
                                             Investor Relations Department
                                             J. & W. Seligman & Co. Incorporated
                                             100 Park Avenue, New York, NY 10017

                                      Phone: Toll-Free (800) 221-7844 in the US or
                                             (212) 850-1864 outside the US

Your Regular (Non-Retirement) Account Write: Shareholder Services Department
                                             Seligman Data Corp.
                                             100 Park Avenue, New York, NY 10017

                                      Phone: Toll-Free (800) 221-2450 in the US or
                                             (212) 682-7600 outside the US


  24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE TELEPHONE. YOU WILL HAVE INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION, AND OTHER INFORMATION.

                            SELIGMAN ADVISORS, INC.
                                an affiliate of
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED

                               ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

For More Information
The information below is available without charge upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

Statement of Additional Information (SAI) contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Numbers:
 Seligman Municipal Fund Series, Inc.:
 811-3828
 Seligman Municipal Series Trust:
 811-4250
 Seligman New Jersey Municipal Fund, Inc.:
 811-5126
 Seligman Pennsylvania Municipal Fund Series: 811-4666